Supplemental Disclosures of Cash Flow Information	12 Months Ended
Dec. 31, 2010
Supplemental Disclosures of Cash Flow Information [Abstract]
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

23.	SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Supplemental disclosures regarding cash flow information and non-cash flow investing and financing activities are as follows:

	Years ended December 31,
	2010	2009	2008
	(millions)

Supplemental disclosures of cash flow information:
Cash payments for income taxes, net of cash received	$99	$80	$59
Cash payments for interest	163	179	122

Supplemental disclosures of non-cash flow investing and financing activities:
Assets acquired under capital leases	$23	$—	$—
Non cash proceeds from reorganization of investments in associates (Note 6)	—	126	—
Issue of stock on acquisitions of subsidiaries	—	1	799
Issue of loan notes on acquisitions of noncontrolling interests	—	13	—
Issue of stock on acquisitions of noncontrolling interests	—	11	4
Deferred payments on acquisitions of subsidiaries	—	1	—
Deferred payments on acquisitions of noncontrolling interests	13	1	—

Acquisitions:
Fair value of assets acquired	$12	$28	$1,737
Less:
Liabilities assumed	(18)	(55)	(1,521)
Cash acquired	—	(12)	(56)

Net (liabilities) assets assumed, net of cash acquired	$(6)	$(39)	$160